(16) DEBTS AND BORROWINGS (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Debts And Borrowings Details 2
2019	R$ 2,737,432
2020	1,744,143
2021	649,487
2022	453,085
2023	371,895
2024 to 2028	1,155,315
2029 to 2033	338,270
Subtotal	7,449,627
Mark to market	(47,177)
Total	R$ 7,402,450	R$ 11,168,394